INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 32,542	$ 16,353	$ 49,411	$ 0